Cash and Investments - Assets pledged to third parties (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets pledged to third parties
Cash and Investments
Financial assets pledged as collateral	$ 7,335.2	$ 6,582.0
Regulatory deposits
Cash and Investments
Financial assets pledged as collateral	5,724.2	5,147.1
Security for reinsurance and other
Cash and Investments
Financial assets pledged as collateral	$ 1,611.0	$ 1,434.9